Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total Non-PEO NEO's(3) ($)	Average Compensation Actually Paid to Non-PEO NEO's(4) ($)	TSR(5) ($)	Peer Group TSR(6) ($)	Net Income (Loss) (in thousands)(7) ($)	Adjusted EPS(8) ($)
2022	2,116,809	4,926,410	1,039,128	1,823,658	270.24	97.55	108,682	5.84
2021	5,833,933	8,980,311	1,537,303	2,836,783	204.49	120.41	60,731	3.61
2020	1,070,965	1,330,709	1,273,190	1,342,031	114.58	106.29	(42,718)	1.08

(1)	Reflects compensation amounts reported in the Summary Compensation Table (the “SCT”) for our PEO, David R. Parker, for the respective years shown.

PEO Total Compensation Amount	$ 2,116,809	$ 5,833,933	$ 1,070,965
PEO Actually Paid Compensation Amount	$ 4,926,410	8,980,311	1,330,709
Adjustment To PEO Compensation, Footnote [Text Block]
(2)

To calculate the compensation actually paid for our PEO, the following adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining compensation actually paid for each year shown:

Year	Summary Compensation Table Total for PEO ($)	Deduct Stock and Option Awards Reported in the Summary Compensation Table ($)	Add YE Fair Value of Awards Granted During the Covered FY that are Outstanding and Unvested as of the End of the Covered FY ($)	Add Change in Fair Value as of the End of the Covered FY for Awards Granted in a Prior FY that are Outstanding and Unvested as of the Covered FY ($)	Add Change in Fair Value as of the Vesting Date for Awards Granted in a Prior FY that Vested During the Covered FY ($)	Deduct Fair Value of Awards Forfeited During the Covered FY ($)	Average Compensation Actually Paid to PEO ($)
2022	2,116,809	-	-	2,746,882	62,719	-	4,926,410
2021	5,833,933	(3,939,000)	5,025,000	1,855,479	204,899	-	8,980,311
2020	1,070,965	-	-	263,780	17,053	(21,089)	1,330,709

(3)	The following non-PEO NEOs are included in the average figures shown:
2022: M. Paul Bunn, Tripp Grant, Joey B. Hogan, Samuel F. Hough, and Lynn Doster
2021: M. Paul Bunn, Tripp Grant, Joey B. Hogan, Samuel F. Hough, Lynn Doster, and John A. Tweed
2020: M. Paul Bunn, Joey B. Hogan, Samuel F. Hough, John A. Tweed, and Richard B. Cribbs

Non-PEO NEO Average Total Compensation Amount	$ 1,039,128	1,537,303	1,273,190
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,823,658	2,836,783	1,342,031
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(4)

To calculate the compensation actually paid for our PEO, the following adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining compensation actually paid for each year shown:

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Deduct Stock and Option Awards Reported in the Summary Compensation Table ($)	Add YE Fair Value of Awards Granted During the Covered FY that are Outstanding and Unvested as of the End of the Covered FY ($)	Add Change in Fair Value as of the End of the Covered FY for Awards Granted in a Prior FY that are Outstanding and Unvested as of the Covered FY ($)	Add Change in Fair Value as of the Vesting Date for Awards Granted in a Prior FY that Vested During t he Covered FY ($)	Deduct Fair Value of Awards Forfeited During the Covered FY ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,039,128	(143,751)	221,960	594,990	111,330	-	1,823,658
2021	1,537,303	(821,218)	1,082,822	902,448	135,428	(140,322)	2,836,783
2020	1,273,190	(642,638)	640,603	101,476	6,052	(36,651)	1,342,031

(5)	The total shareholder return assumes that $100 was invested on December 31, 2019 in the Company and that dividends were reinvested when and as paid.
(6)	The total shareholder return assumes that $100 was invested on December 31, 2019 in the NASDAQ Transportation Index and that dividends were reinvested when and as paid.
(7)	Reflects net income (loss) in the Company’s Consolidated Statements of Operations included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2022, 2021, and 2020.
(8)	Our company-selected measure is Adjusted EPS, which is calculated based on our diluted earnings per shares, adjusted for amortization of intangibles and certain non-recurring charges and gains.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The relationship between the compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs and the cumulative total shareholder return of the Company and the NASDAQ Transportation Index for 2022, 2021, and 2020 is represented by the graph below:

Compensation Actually Paid vs. Net Income [Text Block]

The relationship between the compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs and the Company’s net income (loss) for 2022, 2021, and 2020 is represented by the graph below:

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The relationship between the compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs and the Company’s Adjusted EPS for 2022, 2021, and 2020 is represented by the graph below:

Tabular List [Table Text Block]

Tabular Disclosure of the Most Important Measures to Link Compensation Actually Paid for 2022 to Company Performance

The following financial metrics were the most important measures used to link compensation actually paid for 2022 to Company Performance.

Adjusted Earnings Per Share
Dedicated Segment Operating Ratio
TMS and the Warehouse Segment’s Combined Freight Revenue

Total Shareholder Return Amount	$ 270.24	204.49	114.58
Peer Group Total Shareholder Return Amount	97.55	120.41	106.29
Net Income (Loss)	$ 108,682,000	$ 60,731,000	$ (42,718,000)
Company Selected Measure Amount	5.84	3.61	1.08
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Dedicated Segment Operating Ratio
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	TMS and the Warehouse Segment’s Combined Freight Revenue
PEO Deduct Stock and Option Awards Reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (3,939,000)	$ 0
PEO Add YE Fair Value of Awards Granted During the Covered FY that are Outstanding and Unvested as of the End of the Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	5,025,000	0
PEO Add Change in Fair Value as of the End of the Covered FY for Awards Granted in a Prior FY that are Out standing and Unvested as of the Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,746,882	1,855,479	263,780
PEO Add Change in Fair Value as of the Vesting Date for Awards Granted in a Prior FY that Vested During the Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	62,719	204,899	17,053
PEO Deduct Fair Value of Awards Forfeited During the Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0		(21,089)
NEO Deduct Stock and Option Awards Reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(143,751)	(821,218)	(642,638)
NEO Add YE Fair Value of Awards Granted During the Covered FY that are Outstanding and Unvested as of the End of the Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	221,960	1,082,822	640,603
NEO Add Change in Fair Value as of the End of the Covered FY for Awards Granted in a Prior FY that are Outstanding and Unvested as of the Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	594,990	902,448	101,476
NEO Add Change in Fair Value as of the Vesting Date for Awards Granted in a Prior FY that Vested During the Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	111,330	135,428	6,052
NEO Deduct Fair Value of Awards Forfeited During the Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (140,322)	$ (36,651)